Operating Segment Information and Concentrations of Risk - Summary of Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Net sales	$ 2,908.7	$ 2,606.8	$ 2,506.6
Operating income	472.8	342.5	351.6
Depreciation and amortization	135.0	131.5	119.4
Total Identifiable Assets	4,089.0	4,028.3
Operating Segments
Segment Reporting Information [Line Items]
Operating income	719.0	472.0	432.4
Total Identifiable Assets	2,417.3	2,391.4
General Corporate
Segment Reporting Information [Line Items]
Operating income	(246.2)	(129.5)	(80.8)
Depreciation and amortization	2.8	3.2	4.3
Total Identifiable Assets	1,671.7	1,636.9
North America Fiber Cement
Segment Reporting Information [Line Items]
Net sales	2,040.2	1,816.4	1,676.9
North America Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Operating income	585.5	429.3	382.5
Depreciation and amortization	89.1	88.7	80.2
Total Identifiable Assets	1,273.9	1,320.0
Asia Pacific Fiber Cement
Segment Reporting Information [Line Items]
Net sales	458.2	418.4	446.8
Asia Pacific Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Operating income	124.8	58.5	99.8
Depreciation and amortization	13.9	12.7	12.8
Total Identifiable Assets	371.0	314.3
Europe Building Products
Segment Reporting Information [Line Items]
Net sales	410.3	371.4	368.3
Europe Building Products | Operating Segments
Segment Reporting Information [Line Items]
Operating income	37.6	11.2	10.0
Depreciation and amortization	28.0	25.6	18.7
Total Identifiable Assets	762.1	748.5
Other Businesses
Segment Reporting Information [Line Items]
Net sales	0.0	0.6	14.6
Other Businesses | Operating Segments
Segment Reporting Information [Line Items]
Operating income	0.0	0.0	(30.9)
Depreciation and amortization	0.0	0.2	2.3
Research and Development | Operating Segments
Segment Reporting Information [Line Items]
Operating income	(28.9)	(27.0)	(29.0)
Depreciation and amortization	1.2	1.1	$ 1.1
Total Identifiable Assets	$ 10.3	$ 8.6